UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                   Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (0.1%)
Asset Backed (0.1%)
$16,450	Bavaria Universal Funding (Cost $16,430,662)	(A-1, P-1)	10/09/07	5.365	$16,430,662

CERTIFICATES OF DEPOSIT (6.2%)
Banking (6.2%)
150,000	American Express Centurion Bank	(A-1, P-1)	10/29/07	5.470	150,000,000
155,000	Bank of America NA	(A-1+, P-1)	11/26/07	5.440	155,000,000
250,000	Citibank New York NA	(A-1+, P-1)	11/29/07	5.480	250,000,000
100,000	Natixis	(A-1+, P-1)	05/22/08	5.380	100,000,000
100,000	Unicredito Italiano New York	(A-1, P-1)	10/29/07	5.395	99,998,154
					754,998,154
CORPORATE OBLIGATIONS (67.7%)
Asset Backed (1.4%)
14,527	Americredit Automobile Receivables Trust, Series 2007-BF, Class A1##	(A-1, P-1)	05/06/08	5.320	14,527,367
30,165	John Deere Owner Trust, Series 2007-A, Class A1##	(A-1+, P-1)	05/15/08	5.330	30,164,576
61,500	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA, Aaa)	01/24/08	5.156	61,496,171
67,650	TIAA Real Estate CDO, Ltd., Series 2003-1A, Class A1MM##	(AAA, Aaa)	03/28/08	5.159	67,650,314
					173,838,428
Banking (25.8%)
25,000	Bayerische Landesbank Girozentrale, Notes##	(AAA, Aaa)	10/23/08	5.196	25,004,669
90,000	BNP Paribas, Notes##	(AA+, Aa1)	08/19/08	5.500	90,000,794
32,700	BNP Paribas, Rule 144A, Bank Guaranteed Notes‡##	(AA+, Aa1)	08/25/08	5.119	32,700,148
300,000	BNP Paribas, Series MTN, Notes##	(AA+, Aa1)	08/07/08	5.330	300,000,000
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Senior Unsecured Notes##	(AA-, Aa1)	08/12/08	5.360	175,001,233
250,000	Caja De Ahorros y Pensiones de Barcelona SA, Rule 144A, Unsubordinated Notes‡##	(AA-, Aa1)	07/23/08	5.366	250,000,000
50,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	08/22/08	5.350	50,000,000
445,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	10/21/08	5.180	445,000,000
185,000	Dekabank Deutsche Girozentrale, Yankee Notes##	(AA, Aaa)	08/19/08	5.400	185,011,288
300,000	Fortis Bank NY, Rule 144A, Notes‡##	(AA-, Aa2)	07/18/08	5.341	300,000,000
170,000	HSH Nordbank AG, Rule 144A, Notes‡##	(AA-, Aa2)	09/22/08	5.196	170,038,273
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(AA-, Aa2)	08/22/08	5.141	40,000,000
175,000	Lloyds TSB Group PLC, Notes##	(AA-, Aa1)	09/06/08	5.658	175,000,000
75,000	Natixis, Rule 144A, Secured Notes‡##	(AA-, Aa2)	09/09/08	5.350	75,000,000
97,500	Natixis, Rule 144A, Yankee Bonds‡##	(AA, Aa3)	09/12/08	5.763	97,510,298
450,000	Royal Bank of Canada, Rule 144A, Notes‡##	(AA-, Aaa)	09/05/08	5.768	450,000,000
250,000	Svenska Handelsbanken AB Class A, Notes##	(AA-, Aa1)	09/13/08	5.773	250,000,000
10,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes##	(A+, Aa2)	09/08/08	5.840	10,000,000
					3,120,266,703
Finance (22.8%)
100,000	AIG Matched Funding Corp., Rule 144A, Notes‡##	(AA, Aa2)	02/06/08	5.788	99,989,565
75,000	AIG Matched Funding Corp., Rule 144A, Senior Unsecured Notes‡##	(AA, Aa2)	06/20/08	5.588	75,011,793
18,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	04/14/08	5.440	18,009,690
170,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	08/01/08	5.360	170,000,000
185,000	Allstate Life Global Funding II, Series MTN, Notes##	(AAA, Aa2)	10/03/08	5.690	185,000,000
46,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	10/14/08	5.813	46,009,279
15,000	Allstate Life Global Funding Trust, Notes##	(AA, Aa2)	08/27/08	5.129	15,000,000
225,000	Allstate Life Global Funding Trust, Series MTN, Notes	(AA, Aa2)	06/30/08	5.360	225,038,547
125,000	Berkshire Hathaway, Inc., Class A, Senior Notes	(AAA, Aaa)	11/15/07	5.659	125,032,854
50,000	Counts Series 2007-1, Rule 144A, Secured Notes‡##	(A-1+, P-1)	02/06/08	5.376	50,000,000
21,250	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	05/19/08	5.560	21,260,484
100,000	Genworth Life Institutional Funding, Secured Notes##	(AA-, Aa3)	09/11/08	5.814	100,000,000
250,000	Goldman Sachs Promissory Note##	(AAA, Aaa)	10/09/07	5.350	250,000,000
400,000	Merrill Lynch & Company, Inc. Promissory Note##	(A-1+, P-1)	02/19/08	5.505	400,000,000
100,000	Merrill Lynch & Company, Inc., Series MTN, Global Senior Unsecured Notes##	(AA-, Aa3)	08/22/08	5.276	100,000,000
190,000	Merrill Lynch & Company, Inc., Series MTN, Notes##	(AA-, Aa3)	09/03/08	5.800	190,000,000
350,000	Metropolitan Life Global Funding I, Rule 144A, Bonds‡##	(AA, Aa2)	08/21/08	5.126	350,001,387

CORPORATE OBLIGATIONS
Finance
$75,000	Monument Global 2007-F, Rule 144A, Notes‡##	(AA, Aa3)	03/20/08	5.568	$75,000,000
50,000	Monumental Global Funding II, Rule 144A, Bonds‡##	(AA, Aa3)	12/20/07	5.568	50,000,000
140,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	08/08/08	5.340	140,000,000
75,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	10/10/08	5.873	75,046,315
					2,760,399,914
Mortgage Backed Securities (17.7%)
130,000	Aire Valley Mortgages, Series 2007-1A, Class 1A1##	(AAA, Aaa)	03/20/08	5.486	130,000,000
306,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	01/13/08	5.793	306,000,773
150,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1##	(AAA, Aaa)	12/17/08	5.733	150,000,000
125,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1##	(A-1+, P-1)	03/15/08	5.733	125,000,000
170,253	Interstar Millennium Trust, Series 2006-2GA, Class A1##	(A-1+, P-1)	05/27/08	5.109	170,252,691
31,457	Paragon Mortgages PLC, Series 11A, Class A1##	(AAA, Aaa)	04/15/08	5.743	31,457,135
350,298	Paragon Mortgages PLC, Series 12A, Class A1##	(AAA, Aaa)	05/15/08	5.743	350,298,438
47,069	Paragon Mortgages PLC, Series 13A, Class A1##	(AAA, Aaa)	07/15/08	5.763	47,069,120
229,649	Paragon Mortgages PLC, Series 14A, Class A1##	(AAA, Aaa)	12/15/07	5.753	229,649,285
250,000	Paragon Mortgages PLC, Series 15A, Class A1##	(AAA, Aaa)	06/15/08	5.753	250,000,000
250,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##	(A-1+, P-1)	02/12/08	5.796	250,000,000
100,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A##	(A-1+, P-1)	01/15/08	5.733	100,000,000
					2,139,727,442
TOTAL CORPORATE OBLIGATIONS (Cost $8,194,232,487)					8,194,232,487

TIME DEPOSIT (18.1%)
400,000	Deutsche Bank AG	(A-1+, P-1)	10/01/07	5.120	400,000,000
550,000	Dresdner Bank Grand Cayman	(A-1, P-1)	10/01/07	4.500	550,000,000
638,320	Societe Generale	(A-1+, P-1)	10/01/07	5.250	638,320,000
600,000	Wells Fargo Bank	(A-1+, P-1)	10/01/07	5.250	600,000,000
TOTAL TIME DEPOSIT (Cost $2,188,320,000)					2,188,320,000

REPURCHASE AGREEMENTS (8.0%)
$800,000	Deutsche Bank Tri Party Repo (Agreement dated 9/28/07, to be repurchased at $800,326,667, collateralized by $424,457,000 Fannie Mae Notes, from 4.25% to 7.13% due from 10/15/10 to 6/27/17, $200,000,000 Federal Home Loan Bank Notes, at 4.65% due 10/18/07 to 11/21/07, $180,000,000 Freddie Mac Notes from 5.00% to 5.13% due 2/14/11 to 12/14/18. Market Value of collateral is $816,000,352) (Cost $800,000,000)	(AAA, Aaa)	10/01/07	4.900	800,000,000
164,083	Goldman Sachs Tri Party Repo (Agreement dated 9/28/07 to be repurchased at $164,150,000, collateralized by $133,917,000 US Treasury Bond at 7.13%, due 2/15/23. Market Value of collateral is $167,365,318) (Cost $164,083,000)	(AAA, Aaa)	10/01/07	4.900	164,083,000

TOTAL REPURCHASE AGREEMENTS (Cost $964,083,000)					964,083,000

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $12,118,064,303)					12,118,064,303

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)					(13,930,331)

NET ASSETS (100.0%)					$12,104,133,972

Average Weighted Maturity - 24 days

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $2,785,297,779 or 23.0% of net assets.

##	The interest rate is as of September 30, 2007 and the maturity date is the later of the next interest readjustment date or the maturity date.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. - Government Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (8.3%)
$2,000	Fannie Mae##	(AAA, Aaa)	11/30/07	3.650	$1,994,833
4,980	Fannie Mae##	(AAA, Aaa)	12/03/07	5.250	4,979,694
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	4.873	1,932,643
3,000	Federal Home Loan Bank##	(AAA, Aaa)	10/03/07	5.250	2,999,994
5,000	Federal Home Loan Bank##	(AAA, Aaa)	01/10/08	5.200	4,999,578
2,858	Freddie Mac##	(AAA, Aaa)	11/15/07	3.550	2,852,084
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/16/07	5.199	1,995,833
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $21,754,659)					21,754,659

REPURCHASE AGREEMENT (91.6%)
239,975	Goldman Sachs Tri-Party Repo (Agreement dated 9/28/07, to be repurchased at $240,072,990, collateralized by $119,159,000 U.S. Treasury Bond, 4.38% due 02/15/2037, $117,566,000 U.S. Treasury Bond, 5.38% due 02/15/2031. Market value of collateral is $244,775,395) (Cost $239,975,000).	(AAA, Aaa)	10/01/07	4.900	239,975,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $261,729,659)					261,729,659

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					302,423

NET ASSETS (100.0%)					$262,032,082

Average Weighted Maturity - 7 days

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of September 30, 2007 and the maturity date is the later of the next interest readjustment date or the maturity date.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007